Market Vectors ETF Trust
335 Madison Avenue, 19th Floor
New York, New York 10017

March 4, 2011

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549
Attn: Michael Shaffer, Division of Investment Management

Re:	Market Vectors ETF Trust (the “Trust”)
(File Nos. 333-123257 and 811-10325)

Dear Mr. Shaffer:

          On behalf of the Market Vectors Colombia ETF, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 274 (“PEA 274”) to the Trust’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 278 to the Registration Statement under the Investment Company Act of 1940, as amended. In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (Feb. 15, 1984), we hereby request that PEA No. 274 receive selective review from the Securities and Exchange Commission (the “Commission”) and its staff of the Colombia-specific risk disclosures and revised index description due to the fact that, except for such information and changes made to address telephonic comments received on February 4, 2011 from Briccio Barrientos, the disclosure set forth in PEA 274 is “not substantially different” 1 from the disclosure that has previously been filed with the Commission on December 20, 2010 pursuant to Rule 485(a) under the 1933 Act (Accession No. 0000930413-10-006137) with respect to the Market Vectors Andean Equity ETF.

          Pursuant to Rule 461(a) under the 1933 Act, the Trust and the Trust’s principal underwriter, Van Eck Securities Corporation, hereby respectfully request that the effective date of the Trust’s Registration Statement be accelerated so that it will be effective as soon as practicable. We hereby confirm that the Trust is in compliance with the terms and conditions of its amended Order.2

          If you have any questions, please feel free to contact me at (212) 293-2031. Thank you.

Best regards,

/s/ Joseph J. McBrien

Joseph J. McBrien

Attachments

[1] See Investment Company Act Rel. No. 13768.
[2] Investment Company Act Rel. No. 27742 (Feb. 27, 2007).